Cover	Oct. 17, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 17, 2021
Entity File Number	001-38190
Entity Registrant Name	EXACTUS, INC.
Entity Central Index Key	0001552189
Entity Tax Identification Number	27-1085858
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5910 South University Blvd
Entity Address, Address Line Two	C18-193
Entity Address, City or Town	Greenwood Village
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80121
City Area Code	800
Local Phone Number	985-0515
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false